Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.13

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024120266	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate provided. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. Flood cert - Buyer-XXX Open-Missing Flood Certificate Missing from file - Due Diligence Vendor-XXX	Resolved-The Final Reviewed QM Status is acceptable or the loan is a XXX. - Due Diligence Vendor-XXX
 Resolved-Client accepts Seller guideline DTI requirements with no XXX overlays; waiver applied to non-material finding.  Max DTI is 50% per Seller guides. - Due Diligence Vendor-XXX
Qualifying FICO score is at least XXX points above minimum for program - Qualifying credit score XXX; minimum required XXX.
																									Months Reserves exceed minimum required - XXX months PITIA reserves; XXX months reserves required		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024120266	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	B	Credit	QM-ATR	ATR: The Lender did not document all ATR Factors	Resolved-ATR: The Lender documented all ATR Factors or Not Applicable; Residual income calc present. - Due Diligence Vendor-XXX
Waived-Lender residual income provided.
Client waiver applied to non material finding with comp factors

 - Due Diligence Vendor-XXX
Open-ATR: The Lender did not document all ATR Factors Loan approved under Asset Utiliation which only requires XXX% of amortized loan plus monthly debts for XXX months or XXX% of new loan amount. Program does not have a calculated DTI. - Due Diligence Vendor-XXX	Resolved-ATR: The Lender documented all ATR Factors or Not Applicable; Residual income calc present. - Due Diligence Vendor-XXX
Waived-Lender residual income provided.
Client waiver applied to non material finding with comp factors

 - Due Diligence Vendor-XXX
Qualifying FICO score is at least XXX points above minimum for program - Qualifying credit score XXX; minimum required XXX.
																									Months Reserves exceed minimum required - XXX months PITIA reserves; XXX months reserves required			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX